COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Commitments [Abstract]
Disclosure of detailed information about capital commitments text block [Text Block]	The following has been authorised:

	2019	2018
	US$’000	US$’000

Due within 1 year	2,510	47,498
Due within 2 to 5 years	-	-
	2,510	47,498